Contingent consideration 1 - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2023 AUD ($) Milestone	Dec. 31, 2023 EUR (€) Milestone	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 486,167,287	€ 300,500,000
Milestone payment discount rate	7.00%	7.00%	20.00%
Milestone Two [member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,250,000
Glioblast Pty Ltd [member]
Disclosure of contingent liabilities [line items]
Number of contingent milestone payments | Milestone	4	4
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Percentage of discount rate on milestone payments	7.00%	7.00%	7.00%
Contingent consideration – EVT801 [Member] | Milestone Three [Member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	100.00%	100.00%	100.00%
Contingent consideration – EVT801 [Member] | Milestone Four [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	80.00%	80.00%	63.00%
Contingent consideration – EVT801 [Member] | Milestone Five [member]
Disclosure of contingent liabilities [line items]
Probability of milestone payments	63.00%	63.00%	63.00%